Restructuring (Tables)	6 Months Ended
Jun. 30, 2022
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
Net restructuring expense by division
	Three months ended		Six months ended
in € m.	Jun 30, 2022	Jun 30, 2021	Jun 30, 2022	Jun 30, 2021
Corporate Bank	(2)	5	(2)	17
Investment Bank	2	11	3	12
Private Bank	(35)	69	(80)	71
Asset Management	0	1	0	2
Capital Release Unit	(1)	1	(1)	1
Corporate & Other	0	(0)	0	(0)
Total Net Restructuring Charges	(36)	86	(80)	102

Net Restructuring by Type [text block table]
Net restructuring expense by type
	Three months ended		Six months ended
in € m.	Jun 30, 2022	Jun 30, 2021	Jun 30, 2022	Jun 30, 2021
Restructuring – Staff related	(36)	65	(79)	83
Of which:
Termination Payments	(42)	63	(85)	81
Retention Acceleration	5	2	6	2
Social Security	0	(0)	0	(0)
Restructuring – Non Staff related[1]	(0)	20	(1)	19
Total net restructuring Charges	(36)	86	(80)	102

[1] Contract costs, mainly related to real estate.

Organizational Changes [text block table]
Organizational changes
Full-time equivalent staff	Three months ended Jun 30, 2022	Six months ended Jun 30, 2022
Corporate Bank	34	53
Investment Bank	13	24
Private Bank	116	197
Asset Management	0	0
Capital Release Unit	0	0
Infrastructure	34	57
Total full-time equivalent staff	197	331